UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  September 30, 2003
Check here if Amendment   [ x ]; Amendment number: [ 15 ]
This Amendment (Check only one):  [  ] is a restatement.
[ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.
Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215
13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    October 28, 2003
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  36
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $148,101

LIST OF OTHER INCLUDED MANAGERS:
NONE


                        TITLE                           VALUE      SHARES/    SH/   INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER        OF CLASS            CUSIP       (x$1000)     PRN AMT    PRN   DSCRETN  MNGERS    SOLE    SHARED   NONE
--------------------  --------          ----------    --------     -------    ---   -------  ------    --------------------

Am Retirement Corp       COM             028913101        5443     1808213    SH     SOLE     None     668291         1139922
Bancorp South            COM             059692103         263       12000    SH     SOLE     None       8200            3800
Belo Corp Cl A           COM             080555105        4624      190693    SH     SOLE     None     115565           75128
Berkshire Hath Cl B      COM             084670207       20010        8017    SH     SOLE     None       4243            3774
Berry Petroleum 'A'      COM             085789105        4788      261920    SH     SOLE     None     182000           79920
Calif Coastl Comm        COM             129915104         145       16347    SH     SOLE     None       9300            7047
Coca-Cola Co             COM             191216100         326        7600    SH     SOLE     None       4200            3400
Correc Crp of Am         COM             22025Y100        3706      150219    SH     SOLE     None      58500           91719
Fairfax Financial Hldg   COM             303901102       25393      162050    SH     SOLE     None      81163           80887
General Electric         COM             369604103         355       11900    SH     SOLE     None       9400            2500
Gillette Co              COM             375766102         830       25948    SH     SOLE     None      11000           14948
GTECH Holdings           COM             400518106       14266      332920    SH     SOLE     None     236300           96620
Hanson PLC               COM             411352305         448       14000    SH     SOLE     None       5700            8300
HCC Ins Hldgs            COM             404132102        4590      157840    SH     SOLE     None     109200           48640
Intl Flavor & Fragrn     COM             459506101         943       28500    SH     SOLE     None      13600           14900
LabOne                   COM             50540L105       18907      810775    SH     SOLE     None     357400          453375
Lee Enterprises          COM             523768109        1714       44330    SH     SOLE     None      20100           24230
Legacy Hotels            COM             524919107        2811      623300    SH     SOLE     None     517900          105400
Leucadia Natl Corp       COM             527288104         678       17900    SH     SOLE     None       6000           11900
Loews Corp               COM             540424108        5187      128480    SH     SOLE     None     103300           25180
McCormick & Co           COM             579780206         411       15000    SH     SOLE     None       7200            7800
Media General            COM             584404107         318        5200    SH     SOLE     None       3500            1700
Natl Health Investors    COM             63633D104        7487      410673    SH     SOLE     None     128344          282329
Natl Health Realty       COM             635905102         490       32397    SH     SOLE     None      12700           19697
Natl Healthcare Corp     COM             635906100         433       30293    SH     SOLE     None      17200           13093
Pall Corp                COM             696429307        4506      200800    SH     SOLE     None     167600           33200
Ryerson Tull Inc         COM             783755101         718       92006    SH     SOLE     None      51400           40606
Scripps E W Co Cl A      COM             811039106        1863       21895    SH     SOLE     None       9500           12395
Syntroleum Corp          COM             871630109        4645     1155367    SH     SOLE     None     839000          316367
Tidewater Inc            COM             886423102        6665      235500    SH     SOLE     None     183297           52203
Trustmark Corp           COM             898402102         308       11364    SH     SOLE     None       4000            7364
Vulcan Materials         COM             929160109         623       15600    SH     SOLE     None       7200            8400
Wal-Mart Stores          COM             931142103         570       10200    SH     SOLE     None       5300            4900
Washington Post 'B'      COM             939640108         471         709    SH     SOLE     None        300             409
Wesco Financial          COM             950817106         708        2083    SH     SOLE     None       1200             883
White Mountain Insur     COM             G9618E107        2458        6192    SH     SOLE     None       4192            2000

TOTAL                                                   148101